NOTE RECEIVABLES	9 Months Ended
Sep. 30, 2025
Note Receivables
NOTE RECEIVABLES

11. NOTE RECEIVABLES

On April 28, 2023, the Company completed the sale of Stand Best Creation Limited and its subsidiaries, Hengda and Hengdali, to New Stonehenge Limited for a total of USD 8,500,000. New Stonehenge Limited has agreed to make the payment in four equal installments on a date that falls 48 months after the effective date of the transaction, with an annual interest rate of 5%. For the nine months ended September 30, 2025, the Company received repayment of USD 130,000. For the year ended December 31, 2024, the Company received repayment of USD 1,737,000 from the buyer and record interest income of USD 300,000. For the year ended December 31, 2023, the Company received repayment of USD 1,328,000 from the buyer and record interest income of USD 425,000.

At September 30, 2025, the Company assessed whether the credit risk on a financial instrument has increased significantly since initial recognition, and concluded no loss allowance for ECL needs to be recorded for note receivables under IFRS 9 as a result of continuous timely repayment from the lender, and no indication of default for future repayment from the lender. As of September 30, 2025 and December 31, 2024, the balance of note receivables was USD 5,305,000 and USD 5,435,000, respectively.